RELATED PARTIES - Post-employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Defined benefit plan	$ 19	$ 16